Income tax	12 Months Ended
Dec. 31, 2024
Income tax
Income tax
23	Income tax
(a)	Cayman Islands and British Virgin Islands

Under the current tax laws of Cayman Islands, iClick Cayman and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by iClick Cayman to its shareholders, no Cayman Islands withholding tax will be imposed.

iClick Cayman’s subsidiaries incorporated in the British Virgin Islands are not subject to income or capital gains taxes, estate duty, inheritance tax or gift tax. In addition, payment of dividends to the shareholders of iClick Cayman’s subsidiaries in the British Virgin Islands are not subject to withholding tax in the British Virgin Islands.

(b)	Hong Kong profits tax

Entities incorporated in Hong Kong are subject to Hong Kong profits tax. Under the two- tiered profits tax rates regime, the first HK$2 million assessable profits of the qualifying group company are subject to Hong Kong profits tax at a rate of 8.25% and the remaining profits are subject at a rate of 16.5% on the estimated assessable profits. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

(c)	PRC Enterprise Income Tax (“EIT”)

iClick Cayman’s subsidiaries, VIE and VIE’s subsidiaries in the PRC are governed by the Enterprise Income Tax Law (“EIT Law”). Pursuant to the EIT Law and its implementation rules, enterprises in the PRC are generally subjected to tax at a statutory rate of 25%.

High and new technology enterprises (“HNTE”) will enjoy a preferential enterprise income tax rate of 15% under the EIT Law. Some of iClick Cayman’s subsidiaries and a VIE’s subsidiary in the PRC are qualified as a HNTE under the EIT Law which are eligible for a preferential enterprise income tax rate of 15% for a period of three years so long as these entities obtain approval from relevant tax authority if they are profitable during the period.

In addition, according to the EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in the PRC but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in the PRC shall be subject to PRC withholding tax (“WHT”) at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement). The 10% WHT is applicable to any dividends to be distributed from the Company’s PRC subsidiaries to the Company’s overseas companies unless otherwise exempted pursuant to applicable tax treaties or tax arrangements between the PRC government and the government of other jurisdiction which the WHT is reduced to 5%.

Although there are undistributed earnings of iClick Cayman’s subsidiaries in the PRC that are available for distribution to iClick Cayman, the undistributed earnings of iClick Cayman’s subsidiaries located in the PRC are considered to be indefinitely reinvested, because iClick Cayman does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no deferred tax liability has been accrued for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to iClick Cayman as of December 31, 2023 and 2024. The undistributed earnings from iClick Cayman’s subsidiaries in the PRC as of December 31, 2023 and 2024 of US$354 and US$81 would be due if these earnings were remitted as dividends as of December 31, 2023 and 2024. An estimated foreign withholding taxes of US$18 and US$4 would be due if these earnings were remitted as dividends as of December 31, 2023 and 2024, respectively.

23	Income tax (Continued)
(d)	Composition of income tax expense/(credit)

The current and deferred portions of income tax expense/(credit) included in the consolidated statements of comprehensive loss are as follows:

	For the years ended December 31,
	2022			2023			2024
	Discontinued	Continuing		Discontinued	Continuing		Continuing
	operations	operations	Total	operations	operations	Total	operations
Current income tax expense/(credit)	(63)	438	375	—	141	141	(34)
Deferred tax expense/(benefits)	(12,679)	1,122	(11,557)	(1)	507	506	(34)
Income tax expense/(credit)	(12,742)	1,560	(11,182)	(1)	648	647	(68)

(e)	Deferred tax assets and liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset and deferred tax liability balances as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023			2024
	Discontinued	Continuing		Continuing
	operations	operations	Total	operations
Deferred tax assets
Tax losses carried forward (Note (i))	11,478	2,922	14,400	3,329
Less: Valuation allowance (Note (ii))	(11,478)	(2,922)	(14,400)	(3,329)
	—	—	—	—
Deferred tax liabilities
Outside basis difference (Note (iii))	—	(1,084)	(1,084)	(1,050)
Others	—	(27)	(27)	(27)
	—	(1,111)	(1,111)	(1,077)

Note:

(i)	Tax loss carried forward

As of December 31, 2024, the Company had tax loss carryforwards of approximately US$14,177 which can be carried forward to offset future taxable income. The net operating tax loss carryforwards will begin to expire as follows:

2024	540
2025	1,028
2026	1,210
2027	737
2028	687
Tax loss with no expiry	9,975
14,177

23	Income tax (Continued)
(e)	Deferred tax assets and liabilities (Continued)

Note: (Continued)

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities’ tax years from 2019 to 2023 remain subject to examination by the tax authorities. There were no ongoing examinations by tax authorities as of December 31, 2023 and 2024.

(ii)	Valuation allowance

Valuation allowance is provided against deferred tax assets when the Company determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Company considered factors including future taxable income exclusive of reversing temporary differences and tax loss carryforwards. Valuation allowance was provided for net operating loss carryforwards because it was more likely than not that such deferred tax assets will not be realized based on the Company’s estimate of its future taxable income. If events occur in the future that allow the Company to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Movement of valuation allowance is as follows:

	For the years ended December 31,
	2022			2023			2024
	Discontinued	Continuing		Discontinued	Continuing		Continuing
	operations	operations	Total	operations	operations	Total	operations
Beginning balance	3,750	660	4,410	7,523	1,915	9,438	2,922
Additions	4,848	1,257	6,105	5,093	1,009	6,102	484
Reversals (Note)	(1,075)	(2)	(1,077)	(1,138)	(2)	(1,140)	(77)
Ending balance	7,523	1,915	9,438	11,478	2,922	14,400	3,329

Note:

The reversals comprise tax loss carryforwards which have been utilized to offset taxable income during the years ended December 31, 2022, 2023 and 2024, respectively, and tax loss carryforwards which were expired in 2022, 2023 and 2024.

(iii)	Outside basis difference

The deferred tax liabilities are recorded for the undistributed earnings in the Company’s VIE and its subsidiaries in the PRC of US$4,335 and US$4,200 as of December 31, 2023 and 2024, respectively.

23	Income tax (Continued)
(f)	Income tax reconciliation

Reconciliation between the expense of income taxes computed by applying the statutory tax rates to loss before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2022			2023			2024
	Discontinued	Continuing		Discontinued	Continuing		Continuing
	operations	operations	Total	operations	operations	Total	operations
Tax benefit calculated at statutory tax rates (Note i)	(42,627)	(10,864)	(53,491)	(6,297)	(3,243)	(9,540)	(6,000)
Effect of differences between statutory tax rates and foreign effective tax rates	1,918	5,841	7,759	650	1,599	2,249	25,927
Non-taxable other income	(51)	(198)	(249)	(284)	(130)	(414)	(63,834)
Non-deductible expenses (Note ii)	24,651	4,516	29,167	1,975	1,420	3,395	43,466
Valuation allowance	3,773	1,255	5,028	3,955	1,007	4,962	407
Outside basis difference (Note iii)	—	783	783	—	(56)	(56)	(34)
Additional deduction of research and development expenses (Note iv)	(332)	(133)	(465)	—	—	—	—
Others	(74)	360	286	—	51	51	—
Income tax expense/(credit)	(12,742)	1,560	(11,182)	(1)	648	647	(68)

Note:

(i)	Certain Company’s operations were conducted out of the PRC. Accordingly, the Company prepared its tax rate reconciliation starting with the PRC statutory tax rate during the years ended December 31, 2022, 2023 and 2024.
(ii)	Non-deductible expenses were mainly related to allowance for credit losses, share-based compensation expenses, impairment on long-term investments and long-lived assets.
(iii)	Outside basis difference is related to undistributed earnings in the Company’s VIE and its subsidiaries in the PRC (Note 22(e)(iii)).
(iv)	According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, companies engaged in research and development activities are entitled to claim ranging from 150% to 175% of the research and development expenses so incurred in a period as tax deductible expenses in determining its tax assessable profits for that period. Certain PRC subsidiaries of iClick Cayman have applied such additional deduction for the year ended December 31, 2022.